Trade and other payables: amounts falling due within one year - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 13.6	£ 18.8
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 12.3